Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of April 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.2%)
United States (69.8%)
Biotechnology (13.3%)
*	Vertex Pharmaceuticals Inc.	5,785,617	977,654
*,1	Alnylam Pharmaceuticals Inc.	9,842,666	879,344
*,1	Incyte Corp.	10,968,020	842,344
*	Biogen Inc.	3,607,303	826,938
*	Regeneron Pharmaceuticals Inc.	2,060,940	707,191
*,^,1 Bluebird Bio Inc.		2,815,599	399,336
*,1	Alkermes plc	13,020,417	394,779
*,1	Agios Pharmaceuticals Inc.	4,648,416	259,940
*	Seattle Genetics Inc.	3,021,367	204,788
*	Ionis Pharmaceuticals Inc.	1,907,208	141,763
*,1	Ironwood Pharmaceuticals Inc. Class A	9,894,817	117,649
*,^	Portola Pharmaceuticals Inc.	2,939,614	103,768
*	Cyclerion Therapeutics Inc.	989,481	15,070
			5,870,564
Equity Real Estate Investment Trusts (REITs) (0.2%)
	Alexandria Real Estate Equities Inc.	557,500	79,383

Health Care Equipment & Supplies (11.8%)
	Abbott Laboratories	15,347,181	1,221,022
*	Boston Scientific Corp.	28,877,214	1,071,922
	Medtronic plc	10,489,384	931,562
	Danaher Corp.	4,804,000	636,242
	Baxter International Inc.	6,775,091	516,939
	Zimmer Biomet Holdings Inc.	2,771,941	341,392
*	Edwards Lifesciences Corp.	1,212,800	213,538
*	Hologic Inc.	2,466,100	114,378
*	Insulet Corp.	866,435	74,730
	Hill-Rom Holdings Inc.	671,600	68,114
	Teleflex Inc.	198,600	56,835
			5,246,674
Health Care Providers & Services (16.8%)
	UnitedHealth Group Inc.	9,939,136	2,316,514
	Anthem Inc.	4,063,341	1,068,780
	HCA Healthcare Inc.	6,818,745	867,549
	McKesson Corp.	5,970,304	711,959
	CVS Health Corp.	12,625,665	686,584
	Universal Health Services Inc. Class B	4,279,400	542,927
	Cardinal Health Inc.	6,640,246	323,446
*	WellCare Health Plans Inc.	1,061,400	274,213
	Humana Inc.	954,194	243,711
*	Centene Corp.	3,288,900	169,576
*	Acadia Healthcare Co. Inc.	4,337,455	138,885
*	Molina Healthcare Inc.	762,800	98,882
			7,443,026
Health Care Technology (2.2%)
*	Cerner Corp.	12,180,317	809,382
*,1	Allscripts Healthcare Solutions Inc.	9,845,231	97,172

*,^	Teladoc Health Inc.	1,462,938	83,212
			989,766
Life Sciences Tools & Services (3.2%)
	Thermo Fisher Scientific Inc.	3,253,565	902,701
*	Illumina Inc.	469,688	146,543
*	IQVIA Holdings Inc.	976,411	135,623
	Agilent Technologies Inc.	1,686,150	132,363
*	PRA Health Sciences Inc.	613,786	59,427
*	Syneos Health Inc.	475,600	22,320
			1,398,977
Pharmaceuticals (22.3%)
	Bristol-Myers Squibb Co.	51,919,615	2,410,628
	Allergan plc	15,907,104	2,338,344
	Eli Lilly & Co.	15,682,098	1,835,433
	Merck & Co. Inc.	17,547,499	1,381,163
*,1	Mylan NV	35,757,342	965,091
*	Elanco Animal Health Inc.	10,448,503	329,128
*,1	Nektar Therapeutics Class A	10,074,642	322,590
*,^,1 Medicines Co.		5,648,920	180,483
*	Amneal Pharmaceuticals Inc.	7,259,605	93,431
			9,856,291
Total United States			30,884,681
International (27.4%)
Belgium (2.6%)
1	UCB SA	11,524,209	915,935
*	Galapagos NV	1,151,526	132,268
*,^	Argenx SE	683,232	87,562
			1,135,765
China (0.3%)
*,2	WuXi AppTec Co. Ltd.	5,536,500	68,105
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,799,500	50,904
	Sino Biopharmaceutical Ltd.	26,203,500	25,228
			144,237
Denmark (0.7%)
*	Genmab A/S	1,881,023	312,485

France (0.7%)
*	EssilorLuxottica SA	2,470,611	301,017

Germany (0.2%)
*	QIAGEN NV	2,056,300	79,622

Hong Kong (0.4%)
*	BeiGene Ltd. ADR	1,301,665	161,706

Ireland (0.1%)
*	ICON plc	170,300	23,260

Israel (1.3%)
*	Teva Pharmaceutical Industries Ltd. ADR	38,497,611	585,934

Japan (8.6%)
1	Eisai Co. Ltd.	18,458,677	1,074,862
	Chugai Pharmaceutical Co. Ltd.	13,707,400	869,274
	Ono Pharmaceutical Co. Ltd.	19,628,460	368,725

Takeda Pharmaceutical Co. Ltd.		9,395,416		346,707
Astellas Pharma Inc.		19,589,600		265,319
Shionogi & Co. Ltd.		4,319,654		252,324
Sysmex Corp.		2,732,700		156,589
Nippon Shinyaku Co. Ltd.		1,977,800		136,567
Daiichi Sankyo Co. Ltd.		2,509,900		124,101
Kyowa Hakko Kirin Co. Ltd.		5,952,900		115,803
Terumo Corp.		3,598,600		108,601
				3,818,872
Netherlands (0.7%)
Koninklijke Philips NV		7,859,382		337,512

Switzerland (5.2%)
Novartis AG		18,700,557		1,532,326
Roche Holding AG		1,645,037		434,065
* Alcon Inc.		3,740,111		215,388
Roche Holding AG (Bearer)		376,066		98,390
* Idorsia Ltd.		809,587		16,026
				2,296,195
United Kingdom (6.6%)
AstraZeneca plc		32,809,730		2,444,322
Smith & Nephew plc		12,297,944		237,750
Hikma Pharmaceuticals plc		7,465,828		172,281
NMC Health plc		1,576,843		58,230
				2,912,583
Total International				12,109,188
Total Common Stocks (Cost $29,195,105)				42,993,869
	Coupon
Temporary Cash Investments (3.0%)
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund	2.545%		941,928	94,202

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.9%)
Bank of America Securities, LLC
(Dated 4/30/19, Repurchase Value
$109,708,000, collateralized by
Government National Mortgage Assn.
4.500%, 12/20/48, with a value of
$111,894,000)	2.720%	5/1/19	109,700	109,700
Bank of Nova Scotia
(Dated 4/30/19, Repurchase Value
$102,608,000, collateralized by U.S.
Treasury Note/Bond 0.000%-3.625%,
5/2/19-11/15/46, with a value of
$104,660,000)	2.730%	5/1/19	102,600	102,600
Barclays Capital Inc.
(Dated 4/30/19, Repurchase Value
$169,413,000, collateralized by U.S.
Treasury Note/Bond 2.500%-2.750%,
5/31/23-1/31/24, with a value of
$172,788,000)	2.700%	5/1/19	169,400	169,400

	BNP Paribas Securities Corp.
	(Dated 4/30/19, Repurchase Value
	$72,305,000, collateralized by Federal
	National Mortgage Assn. 4.000%-4.500%,
	12/1/40-11/1/48, Federal Home Loan
	Mortgage Corp. 4.000%, 4/1/2049,
	Government National Mortgage Assn.
	3.000%-4.000%, 4/20/43-1/20/49, and
	U.S. Treasury Note/Bond 0.000%-3.125%,
	1/2/20-11/15/28, with a value of
	$73,746,000)	2.720%	5/1/19	72,300	72,300
	HSBC Bank USA
	(Dated 4/30/19, Repurchase Value
	$82,306,000, collateralized by Federal
	Federal Mortgage Assn. 3.500%-5.500%,
	6/1/23-2/1/49, and Federal Home Loan
	Mortgage Corp. 3.180%-6.500%, 8/1/22-
	2/1/45, with a value of $83,946,000)	2.750%	5/1/19	82,300	82,300
	Natixis SA
	(Dated 4/30/19, Repurchase Value
	$117,909,000, collateralized by Federal
	Home Loan Bank 3.370%-4.000%,
	2/12/30-7/19/33, Federal National
	Mortgage Assn. 0.000%-6.250%, 5/15/25-
	5/15/30, Federal Home Loan Mortgage
	Corp. 0.000%, 3/15/31, and U.S. Treasury
	Note/Bond 0.000%-6.500%, 8/15/19-
	2/15/41, with a value of $120,258,000)	2.750%	5/1/19	117,900	117,900
	Nomura International PLC
	(Dated 4/30/19, Repurchase Value
	$164,413,000, collateralized by U.S.
	Treasury Note/Bond 0.000%-8.125%,
	7/15/19-1/31/26, with a value of
	$167,688,000)	2.750%	5/1/19	164,400	164,400
	RBC Capital Markets LLC
	(Dated 4/30/19, Repurchase Value
	$17,501,000, collateralized by Federal
	National Mortgage Assn. 3.500%-4.500%,
	7/1/47-10/1/48, with a value of
	$17,850,000)	2.720%	5/1/19	17,500	17,500
	Wells Fargo & Co.
	(Dated 4/30/19, Repurchase Value
	$17,501,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	11/1/48, with a value of $17,850,000)	2.770%	5/1/19	17,500	17,500
					853,600
Commercial Paper (0.9%)
5	Chevron Corp.	2.438%	5/6/19	150,000	149,939
5	Exxon Mobil Corp.	2.448%	5/6/19	200,000	199,918
5	The Coca-Cola Co.	2.518%	5/23/19	34,500	34,444
					384,301
Total Temporary Cash Investments (Cost $1,332,125)					1,332,103
Total Investments (100.2%) (Cost $30,527,230)					44,325,972
Other Assets and Liabilities-Net (-0.2%)4					(66,677)
Net Assets (100%)					44,259,295

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,295,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of this security represented 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $94,080,000 of collateral received for securities on loan.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At April 30,
2019, the aggregate value of these securities was $384,301,000, representing 0.9% of net assets.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

Health Care Fund

amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	30,884,681	—	—
Common Stocks—International	770,900	11,338,288	—
Temporary Cash Investments	94,202	1,237,901	—
Total	31,749,783	12,576,189	—

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals
Inc.	235,954	13,966	—	—	10,020	—	—	259,940
Alkermes plc	296,315	140,563	—	—	(42,099)	—	—	394,779
Allscripts Healthcare
Solutions Inc.	106,428	8,629	—	—	(17,885)	—	—	97,172
Alnylam
Pharmaceuticals Inc.	822,158	—	—	—	57,186	—	—	879,344
Bluebird Bio Inc.	375,685	—	—	—	23,651	—	—	399,336
Eisai Co Ltd.	1,311,234	87,789	—	—	(324,161)	11,584	—	1,074,862
Incyte Corp.	895,615	—	12,165	(4,934)	(36,172)	—	—	842,344
Ironwood
Pharmaceuticals Inc.	NA1	43,997	—	—	496	—	—	117,649
Medicines Co.	129,810	785	—	—	49,888	—	—	180,483
Mylan NV	1,045,963	22,536	—	—	(103,408)	—	—	965,091
Nektar Therapeutics	NA1	72,533	—	—	(96,409)	—	—	322,590

Health Care Fund

UCB SA	1,026,062	—	25,173	2,042	(86,996)	13,213	—	915,935
Vanguard Market
Liquidity Fund	80,400	NA2	NA2	102	5	—	—	94,202
Total	6,325,624			(2,790)	(565,884)	24,797	—	6,543,727

1 Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.